N-2	Oct. 21, 2025
Cover [Abstract]
Entity Central Index Key	0000845379
Amendment Flag	false
Securities Act File Number	811-05749
Document Type	8-K
Entity Registrant Name	THE CHINA FUND, INC.
Entity Address, Address Line One	c/o Brown Brothers Harriman & Co.
Entity Address, Address Line Two	50 Post Office Square
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	888
Local Phone Number	246-2255
Entity Emerging Growth Company	false
General Description of Registrant [Abstract]
Entity Tax Identification Number	13-3669175
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Document Period End Date	Oct. 21, 2025
Entity Incorporation, State or Country Code	MD
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CHN
Security Exchange Name	NYSE